Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	ALLIANCEBERNSTEIN PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 31, 2013
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Tax-Managed Strategies

Effective on or about August 4, 2014, the AllianceBernstein Multi-Asset Real Return Portfolio, a series of the AllianceBernstein Pooling Portfolios (the "Real Return Portfolio"), will be added to the investment allocations of the Tax-Managed Strategies. The Real Return Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. The Portfolio invests primarily in inflation-indexed securities, commodity-related equity securities, commodities (primarily through derivative instruments) and real estate securities.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

Based upon current asset and expense levels, the Adviser expects that the Strategies' total annual operating expenses will increase at most by 0.13% as a result of the addition of the Multi-Manager Portfolio, and the Real Return Portfolio with respect to the Tax-Managed Strategies.

AllianceBernstein Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

AllianceBernstein Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

AllianceBernstein Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

AllianceBernstein Tax-Managed Wealth Appreciation Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Tax-Managed Strategies

Effective on or about August 4, 2014, the AllianceBernstein Multi-Asset Real Return Portfolio, a series of the AllianceBernstein Pooling Portfolios (the "Real Return Portfolio"), will be added to the investment allocations of the Tax-Managed Strategies. The Real Return Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. The Portfolio invests primarily in inflation-indexed securities, commodity-related equity securities, commodities (primarily through derivative instruments) and real estate securities.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

Based upon current asset and expense levels, the Adviser expects that the Strategies' total annual operating expenses will increase at most by 0.13% as a result of the addition of the Multi-Manager Portfolio, and the Real Return Portfolio with respect to the Tax-Managed Strategies.

AllianceBernstein Tax-Managed Balanced Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Tax-Managed Strategies

Effective on or about August 4, 2014, the AllianceBernstein Multi-Asset Real Return Portfolio, a series of the AllianceBernstein Pooling Portfolios (the "Real Return Portfolio"), will be added to the investment allocations of the Tax-Managed Strategies. The Real Return Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. The Portfolio invests primarily in inflation-indexed securities, commodity-related equity securities, commodities (primarily through derivative instruments) and real estate securities.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

Based upon current asset and expense levels, the Adviser expects that the Strategies' total annual operating expenses will increase at most by 0.13% as a result of the addition of the Multi-Manager Portfolio, and the Real Return Portfolio with respect to the Tax-Managed Strategies.

AllianceBernstein Tax-Managed Conservative Wealth Strategy
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp_SupplementTextBlock

THE ALLIANCEBERNSTEIN PORTFOLIOS

-AllianceBernstein Wealth Appreciation Strategy

-AllianceBernstein Balanced Wealth Strategy

-AllianceBernstein Conservative Wealth Strategy

-AllianceBernstein Tax-Managed Wealth Appreciation Strategy

-AllianceBernstein Tax-Managed Balanced Wealth Strategy

-AllianceBernstein Tax-Managed Conservative Wealth Strategy

(collectively, the "Strategies")

Supplement dated May 9, 2014 to the Prospectus dated December 31, 2013, and the Summary Prospectuses dated December 31, 2013, of AllianceBernstein Wealth Appreciation Strategy, AllianceBernstein Balanced Wealth Strategy and AllianceBernstein Conservative Wealth Strategy, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares, and AllianceBernstein Tax-Managed Wealth Appreciation Strategy, AllianceBernstein Tax-Managed Balanced Wealth Strategy and AllianceBernstein Tax-Managed Conservative Wealth Strategy (the "Tax-Managed Strategies"), offering Class A, Class B, Class C and Advisor Class shares.

*        *        *        *        *

Addition of Underlying Portfolios

All Strategies

The Strategies allocate, in accordance with their respective investment strategies, varying percentages of their assets to investments in Underlying Portfolios of the AllianceBernstein Mutual Funds, as well as direct investments in equity securities and debt securities, including municipal securities, with respect to the Tax-Managed Strategies. Effective on or about August 4, 2014, the AllianceBernstein Multi-Manager Alternative Strategies Portfolio, a series of the AllianceBernstein Cap Fund, Inc. (the "Multi-Manager Portfolio"), will be added to the investment allocations of the Strategies. The addition of the Multi-Manager Portfolio is intended to provide additional diversification by seeking returns that are less sensitive to the general direction of the equity markets. The Multi-Manager Portfolio is designed to provide exposure to non-traditional and alternative investment strategies through investments allocated to various sub-advisers selected by AllianceBernstein L.P. (the "Adviser"). These investments will be primarily in four different alternative investment strategies — long-short equity, special situations, credit and global macro.

Tax-Managed Strategies

Effective on or about August 4, 2014, the AllianceBernstein Multi-Asset Real Return Portfolio, a series of the AllianceBernstein Pooling Portfolios (the "Real Return Portfolio"), will be added to the investment allocations of the Tax-Managed Strategies. The Real Return Portfolio invests primarily in instruments that the Adviser expects to outperform broad equity markets during periods of rising inflation. The Portfolio invests primarily in inflation-indexed securities, commodity-related equity securities, commodities (primarily through derivative instruments) and real estate securities.

Allocations

As a result of the addition of the Multi-Manager Portfolio to the Strategies, and the Real Return Portfolio to the Tax-Managed Strategies (together, the "Portfolios"), each Strategy's portfolio investments are expected to be reallocated according to the target percentages provided in the tables below.

Asset Class	Underlying Portfolio	Target Blend
		AllianceBernstein Wealth Appreciation Strategy	AllianceBernstein Balanced Wealth Strategy	AllianceBernstein Conservative Wealth Strategy
Equity	U.S. Large Cap Growth	15.25%	9.50%	5.25%
	U.S. Value	15.25%	9.50%	5.25%
	U.S. Small/Mid-Cap Growth	5.00%	2.25%	0.75%
	U.S. Small/Mid-Cap Value	5.00%	2.25%	0.75%
	International Growth	13.25%	7.50%	4.00%
	International Value	13.25%	7.50%	4.00%

Diversifiers	Volatility Management	14.00%	16.50%	11.50%
	Multi-Manager Alternative Strategies	12.00%	8.00%	6.00%
	Multi-Asset Real Return	7.00%	4.50%	1.50%
	Bond Inflation Protection	—	7.50%	9.50%

Bond	High-Yield	—	6.50%	—
	Global Core Bond	—	18.50%	24.00%
	Short Duration	—	—	27.50%

Asset Class	Investment Component	Target Blend
		AllianceBernstein Tax-Managed Wealth Appreciation Strategy	AllianceBernstein Tax-Managed Balanced Wealth Strategy	AllianceBernstein Tax-Managed Conservative Wealth Strategy
Equity	Growth	21.75%	8.75%	5.50%
	Value	21.75%	8.75%	5.50%
	International Growth	14.50%	5.75%	3.75%
	International Value	14.50%	5.75%	3.75%

Diversifiers	Volatility Management	15.00%	11.00%	9.00%
	Multi-Manager Alternative Strategies	8.00%	6.00%	4.00%
	Multi-Asset Real Return	4.50%	3.00%	1.00%
	Inflation Protected Municipals	—	10.00%	10.00%

Bond	Intermediate Municipals	—	41.00%	27.50%
	Short Term Municipals	—	—	30.00%

Based upon current asset and expense levels, the Adviser expects that the Strategies' total annual operating expenses will increase at most by 0.13% as a result of the addition of the Multi-Manager Portfolio, and the Real Return Portfolio with respect to the Tax-Managed Strategies.